TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure Trade Receivables and Other Current Assets [Abstract]
Trade receivables	$ 592	$ 532
Collateral deposits	93	150
Tax receivables	78	68
Short-term deposits and advances	59	60
Prepaids and other	50	56
Inventory	32	32
Other short-term receivables	156	94
Trade receivables and other current assets, net	$ 1,060	$ 992